UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300

         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Craun
Title:     Principle
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Tony Craun     Palo Alto, CA     August 11, 2011



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     75

Form13F Information Table Value Total:     $151,131 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     2252    23745 SH       Sole                    22535              1210
AT&T Inc                       COM              00206R102     2307    73439 SH       Sole                    70626              2813
Abbott Labs                    COM              002824100     2114    40180 SH       Sole                    37800              2380
Activision Inc.                COM              00507V109     2191   187615 SH       Sole                   179055              8560
Amazon.com Inc                 COM              023135106     2058    10065 SH       Sole                     9610               455
Applied Materials              COM              038222105     1946   149610 SH       Sole                   142470              7140
BHP Billiton Ltd.              COM              088606108     2245    23720 SH       Sole                    22500              1220
Bridgeline Digital, Inc Com    COM              10807Q205       70    73806 SH       Sole                                      73806
Broadcaster Inc                COM              11132B103        1    33043 SH       Sole                                      33043
CME Group Inc Com              COM              12572Q105     1843     6320 SH       Sole                     6040               280
Canadian Oil Sands Ltd         COM              13643E105      347    12000 SH       Sole                                      12000
Cardinal Health Inc            COM              14149Y108     2078    45755 SH       Sole                    43605              2150
Caterpillar                    COM              149123101     2064    19385 SH       Sole                    18420               965
Charles Schwab New             COM              808513105     1866   113440 SH       Sole                   108010              5430
ChevronTexaco Corp             COM              166764100     2708    26331 SH       Sole                    23816              2515
Coca Cola                      COM              191216100     2215    32920 SH       Sole                    31305              1615
Compugen, Ltd.                 COM              M25722105      162    39990 SH       Sole                                      39990
DiaDexus Inc New Com           COM              25245P106       69   203890 SH       Sole                                     203890
E.I. du Pont de Nemours and Co COM              263534109     2391    44233 SH       Sole                    42258              1975
Ebix Inc.                      COM              278715206     1677    88054 SH       Sole                                      88054
Exxon Mobil Corporation        COM              30231G102     2726    33500 SH       Sole                    32320              1180
General Electric               COM              369604103     2017   106952 SH       Sole                   101950              5002
General Mills Inc              COM              370334104     1899    51010 SH       Sole                    48965              2045
Google Inc Cl-A                COM              38259P508      894     1765 SH       Sole                     1695                70
Health Care Select Sector      COM              81369y209      451    12700 SH       Sole                    12700
Heinz H J                      COM              423074103     2191    41130 SH       Sole                    39100              2030
Hewlett-Packard Co.            COM              428236103     2015    55350 SH       Sole                    52730              2620
Intel                          COM              458140100     2350   106035 SH       Sole                   101440              4595
International Business Machine COM              459200101     2651    15450 SH       Sole                    14675               775
Itex Corp Com Par $.01 New     COM              465647303      476   118881 SH       Sole                                     118881
J P Morgan Chase & Co.         COM              46625H100     1884    46031 SH       Sole                    43566              2465
Johnson & Johnson              COM              478160104     2238    33651 SH       Sole                    31597              2054
Looksmart Ltd.                 COM              543442107       93    61400 SH       Sole                                      61400
Lowe's Companies               COM              548661107     1843    79075 SH       Sole                    75880              3195
MIPS Technologies Inc.         COM              604567107      339    49000 SH       Sole                                      49000
Magma Design Auto Com          COM              559181102      264    33000 SH       Sole                                      33000
Mako Surgical Corp Com         COM              560879108     2090    70304 SH       Sole                                      70304
McDonalds                      COM              580135101     2083    24708 SH       Sole                    23193              1515
Microsoft                      COM              594918104     2206    84827 SH       Sole                    81692              3135
Morphicstechnology Inc Delawar COM              617998216        0    50000 SH       Sole                    50000
Network Equipment Technology   COM              641208103      102    46479 SH       Sole                                      46479
Neurogesx Inc Com              COM              641252101      129    73553 SH       Sole                                      73553
Nike                           COM              654106103     2099    23330 SH       Sole                    22070              1260
Orexigen Therapeutics, Inc.    COM              686164104      169   106312 SH       Sole                                     106312
Pepsico                        COM              713448108     2343    33270 SH       Sole                    30679              2591
Petroleo Brasileiro S.A. - ADR COM              71654v101     1795    58501 SH       Sole                    56001              2500
Procter & Gamble               COM              742718109     2277    35815 SH       Sole                    33720              2095
Qualcomm Inc                   COM              747525103     2261    39820 SH       Sole                    38085              1735
Rigel Pharmaceuticals Inc.     COM              766559603      692    75433 SH       Sole                                      75433
Schlumberger                   COM              806857108     1912    22130 SH       Sole                    21265               865
Solar Power Inc Com            COM              83490A100      231   471300 SH       Sole                                     471300
Somaxon Pharmaceuticals Inc.   COM              834453102      565   265124 SH       Sole                                     265124
Southwestern Energy Co         COM              845467109     1882    43893 SH       Sole                    42213              1680
Swift Energy                   COM              870738101      298     8000 SH       Sole                                       8000
Telanetix Inc Com New          COM              879180206      400   222003 SH       Sole                                     222003
Tesla Motors Inc Com           COM              88160R101      229     7847 SH       Sole                     3139              4708
Teva Pharmaceutical - SP ADR   COM              881624209     2092    43385 SH       Sole                    41465              1920
Texas Instruments              COM              882508104     2176    66292 SH       Sole                    66292
Towerstream Corp Com           COM              892000100      981   196640 SH       Sole                                     196640
Unify Corp Com New             COM              904743200      194   104206 SH       Sole                                     104206
United Parcel Service CL B     COM              911312106     2136    29295 SH       Sole                    27705              1590
United Technologies            COM              913017109      325     3676 SH       Sole                     3676
Visa Corp                      COM              92826c839     2112    25070 SH       Sole                    23940              1130
Walt Disney                    COM              254687106     1975    50581 SH       Sole                    48081              2500
Wave Systems Corp Com New      COM              943526301     1402   497084 SH       Sole                                     497084
Weatherford International Ltd. COM              h27013103     1694    90330 SH       Sole                    87060              3270
Wells Fargo                    COM              949746101     1938    69059 SH       Sole                    65439              3620
iPass Inc.                     COM              46261v108      334   220000 SH       Sole                                     220000
SPDR S&P Midcap 400 ETF UTSer1 ETF              78467Y107     9134    51475 SH       Sole                    48195              3280
iShares MSCI EAFE Index        ETF              464287465      244     4055 SH       Sole                     4055
iShares MSCI EAFE Small Cap In ETF              464288273      407     9329 SH       Sole                     7700              1629
iShares MSCI Japan Index Fd    ETF              464286848    11654  1117311 SH       Sole                  1058261             59050
                                                                46     4400 SH       Other                    4400
iShares Russell 1000 Growth In ETF              464287614    16421   269729 SH       Sole                   257004             12725
iShares Tr S&P Midcap 400      ETF              464287507    15168   155247 SH       Sole                   149045              6202